Statutory reserves (Details Textual)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Profit After Income Tax Appropriation Percentage	10.00%	10.00%
Statutory Accounting Practices Statutory Capital and Surplus Balance Percentage	50.00%	50.00%
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	$ 2,009,922	12,335,693	1,226,074
Restricted Capital and Reserves	$ 99,949,155	613,427,942	583,717,842